ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	At December 31,
	2013	2014
Accrued wages and bonuses	$2,244	$2,323
Accrued legal and professional fees	301	511
Payables for acquisition of properly, plant and equipment	156	-
Payables for acquisition of intangible assets	1,112	2,807
Value added tax payable for acquisition of intangible assets	105	-
Royalty fees payable	791	1,382
Accrued consulting fees	188	188
Share repurchase fee payable	170	29
Accrued sales discount	254	148
Others	806	961
	$6,127	$8,349